Revenues - Schedule of Company's Revenues By Service Category (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 32,786	$ 21,570	$ 67,351	$ 44,565	$ 103,968	$ 90,452	$ 72,038
Online [Member]
Disaggregation of Revenue [Line Items]
Revenues	32,786	20,718	67,351	38,037	97,440	64,378	41,860
In-person [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 852	$ 0	$ 6,528	$ 6,528	$ 26,074	$ 30,178